Inventory - Schedule of Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Product inventory	$ 611	$ 535
Materials, supplies and other	1,204	1,013
Total inventory	1,815	1,548
Cost of inventories recognised as expense during period	$ 33,000	$ 22,000